Supplemental Cash Flow Information (Details) - Schedule of Supplemental Cash Flow Information - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Non-cash investing and financing activities:
Shares issued to acquire Holdco shares		$ 715
Shares issued in connection with Xcite acquisition		262
Shares issued to convert Class A shares	$ 28,247